SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands		3 Months Ended			12 Months Ended
	Jan. 08, 2018 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Accounting Policies [Abstract]
Franchise fees and other taxes and fees		$ 63,830		$ 64,986	$ 259,075	$ 154,732
Advertising costs					224,120	$ 135,513
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09					$ 310,771
Class of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares						100
Common stock, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Common stock conversion ratio					1
Cash distributions to shareholders	$ 1,500,000		$ 839,700		$ 840,035	$ 445,176
Payments of dividends				$ 79,617	$ 919,317	$ 365,559
Antidilutive securities | shares					14,000
Common Class A
Class of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares		246,982,292			246,982,292
Common stock, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01
Common stock number of votes per share | vote					1
Common Class B
Class of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares		490,086,674			490,086,674
Common stock, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01
Common stock number of votes per share | vote					25
Subsequent Event
Class of Stock [Line Items]
Cash distributions to shareholders	$ 1,500,000